Consolidated statements of cash flows - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities
Loss before income tax expense for the year	$ (6,039)	$ (10,670)	$ (12,155)
Adjustments for:
Depreciation and amortisation	1,547	1,420	643
Net loss on disposal of non-current assets	137	16	2
Impairment of property, plant and equipment	143
Share-based payments	165	517	372
Foreign exchange differences	(251)	454	(796)
Shares issued for no consideration	30
Gain on legal settlement	(8,411)
Make good credit and rental adjustment		15	101
Net gain on disposal of CanTx, Inc.			569
Interest income accrued			(1)
(Gain)/loss on contingent consideration	(1,461)	764
Fair value loss on financial assets at fair value through profit or loss	1,114
Impairment of financial assets	2,830
Cash flows from used in operations before changes in working capital	(10,196)	(7,484)	(11,265)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	1,724	(3,968)	15
Increase in income tax refund due		(1)	(4)
Increase in prepayments	(10)	(325)	(307)
Decrease/(increase) in trade and other payables	88	573	(328)
(Decrease)/increase in other provisions	(58)	23	(29)
(Decrease) in deposit paid		(96)	(62)
Increase in deferred tax liability	(305)	(198)
Decrease in accrued revenue	97	41
Net cash used in operating activities	(8,661)	(11,435)	(11,980)
Cash flows from investing activities
Payment for purchase of business, net of cash acquired		(7,097)
Payments for property, plant and equipment		(12)	(522)
Payments for intangibles		(8)	(3)
Proceeds from disposal of property, plant and equipment			3
Proceeds from legal settlement	150
Net cash used in investing activities	150	(7,117)	(522)
Cash flows from financing activities
Proceeds from issue of shares			853
Share issue transaction costs		(18)	71
Net cash from financing activities		(18)	782
Net (decrease) in cash and cash equivalents	(8,511)	(18,570)	(11,720)
Cash and cash equivalents at the beginning of the financial year	14,455	33,453	44,371
Effects of exchange rate changes on cash	12	(428)	802
Cash and cash equivalents at the end of the financial year	$ 5,956	$ 14,455	$ 33,453